UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $1,535,404 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     4565 20752000 SH  CALL SOLE                 20752000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     9131 41504000 SH       SOLE                 41504000
ALPHA NATURAL RESOURCES INC    COM              02076X102    26073   250000 SH       SOLE                   250000
AMARIN CORP PLC                SPONS ADR NEW    023111206     4912  2599010 SH  CALL SOLE                  2599010
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    10755   300000 SH  PUT  SOLE                   300000
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103   130910  6218996 SH       SOLE                  6218996
CAL MAINE FOODS INC            COM NEW          128030202     6686   202679 SH       SOLE                   202679
CBS CORP NEW                   CL B             124857202    19490  1000000 SH       SOLE                  1000000
CF INDS HLDGS INC              COM              125269100   153067  1001749 SH       SOLE                  1001749
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209   107460  3000000 SH       SOLE                  3000000
DOLLAR FINL CORP               COM              256664103    19643  1300000 SH       SOLE                  1300000
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102     4095   359184 SH       SOLE                   359184
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     6930   250000 SH       SOLE                   250000
FRANKLIN RES INC               COM              354613101    45825   500000 SH       SOLE                   500000
FUEL TECH INC                  COM              359523107     4405   250000 SH  PUT  SOLE                   250000
GRAPHIC PACKAGING HLDG CO      COM              388689101     4040  2000000 SH       SOLE                  2000000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    73982  1436541 SH       SOLE                  1436541
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    94553  4003075 SH       SOLE                  4003075
GULFPORT ENERGY CORP           COM NEW          402635304    69794  4237621 SH       SOLE                  4237621
INNERWORKINGS INC              COM              45773Y105     1403   117300 SH       SOLE                   117300
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2213   750000 SH       SOLE                   750000
LINDSAY CORP                   COM              535555106    16748   197101 SH       SOLE                   197101
LORILLARD INC                  COM              544147101   115642  1672100 SH       SOLE                  1672100
MASTERCARD INC                 CL A             57636Q104    48391   182250 SH       SOLE                   182250
MEDICINOVA INC                 COM NEW          58468P206      940   200000 SH       SOLE                   200000
NASDAQ OMX GROUP INC           COM              631103108    23072   869004 SH       SOLE                   869004
NEOSTEM INC                    *W EXP 07/16/201 640650115        6   125000 SH       SOLE                   125000
NEOSTEM INC                    COM NEW          640650305      446   450000 SH       SOLE                   450000
NEOSTEM INC                    COM NEW          640650305      198   200000 SH  CALL SOLE                   200000
NEXMED INC                     COM              652903105    13038 10029287 SH       SOLE                 10029287
NEXMED INC                     COM              652903105     5540  4261715 SH  CALL SOLE                  4261715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4795   942019 SH       SOLE                   942019
NORFOLK SOUTHERN CORP          COM              655844108    18801   300000 SH       SOLE                   300000
NORTHWEST PIPE CO              COM              667746101    15315   274466 SH       SOLE                   274466
NYMOX PHARMACEUTICAL CORP      COM              67076P102    13051  2932780 SH       SOLE                  2932780
ORION ENERGY SYSTEMS INC       COM              686275108     7593   759300 SH       SOLE                   759300
RESOURCE CAP CORP              COM              76120W302      115    16001 SH  CALL SOLE                    16001
RUSH ENTERPRISES INC           CL A             781846209     8386   698264 SH       SOLE                   698264
RUSH ENTERPRISES INC           CL B             781846308     5390   496307 SH       SOLE                   496307
TEEKAY CORPORATION             COM              Y8564W103    33634   744439 SH       SOLE                   744439
TERNIUM SA                     SPON ADR         880890108   106959  2546634 SH       SOLE                  2546634
TRANSDIGM GROUP INC            COM              893641100    22242   662147 SH       SOLE                   662147
UNION PAC CORP                 COM              907818108   149641  1982000 SH       SOLE                  1982000
VIROPHARMA INC                 COM              928241108     6379   576801 SH       SOLE                   576801
WELLPOINT INC                  COM              94973V107   119150  2500000 SH       SOLE                  2500000